CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 929	$ 293,803	$ (3,998)	$ 271	$ (164,997)	$ 126,008
Balance, shares at Dec. 31, 2021	36,491,480
Exercise of share options and restricted share units	$ 25	226	0	0	0	251
Exercise of share options and restricted share units, shares	878,563
Share-based compensation	$ 0	9,269	0	0	0	9,269
Total other comprehensive income (loss)	0	0	0	(1,525)	0	(1,525)
Net loss	0	0	0	0	(32,030)	(32,030)
Balance at Dec. 31, 2022	$ 954	303,298	(3,998)	(1,254)	(197,027)	101,973
Balance, shares at Dec. 31, 2022	37,370,043
Exercise of share options and restricted share units	$ 27	(27)	0	0	0	0
Exercise of share options and restricted share units, shares	1,006,896
Share-based compensation	$ 0	8,857	0	0	0	8,857
Total other comprehensive income (loss)	0	0	0	1,737	0	1,737
Net loss	0	0	0	0	(62,804)	(62,804)
Balance at Dec. 31, 2023	$ 981	312,128	(3,998)	483	(259,831)	$ 49,763
Balance, shares at Dec. 31, 2023	38,376,939					38,376,939
Exercise of share options and restricted share units	$ 31	(30)	0	0	0	$ 1
Exercise of share options and restricted share units, shares	1,154,054
Share-based compensation	$ 0	6,040	0	0	0	6,040
Total other comprehensive income (loss)	0	0	0	(126)	0	(126)
Net loss	0	0	0	0	(5,869)	(5,869)
Balance at Dec. 31, 2024	$ 1,012	$ 318,138	$ (3,998)	$ 357	$ (265,700)	$ 49,809
Balance, shares at Dec. 31, 2024	39,530,993					39,530,993